Fair Value Measurements - Schedule of financial assets and liabilities measured at fair value (Detail) - USD ($)		Mar. 31, 2021	Dec. 31, 2020
ASSETS:
Investments held in Trust Account\-U.S. Treasury Securities		$ 345,000,000
Fair Value, Inputs, Level 1 [Member]
ASSETS:
Cash and marketable securities held in Trust Account	[1]	345,041,662	$ 345,081,176
Investments held in Trust Account\-U.S. Treasury Securities	[2]		345,087,325
Fair Value, Inputs, Level 1 [Member] | Public Warrant [Member]
Liabilities:
Warrant liabilities		17,710,000	24,725,000
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Warrant liabilities		14,002,669	15,960,669
Fair Value, Inputs, Level 3 [Member] | Private Warrant [Member]
Liabilities:
Warrant liabilities		$ 14,002,669	$ 15,960,669

[1]	Excludes $928 and $943 of cash balance held within the Trust Account as of March 31, 2021 and December 31, 2020, respectively.
[2]	Excludes $943 of cash balance held within the Trust Account.